VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	Merrill Lynch Global Allocation Fund, Inc.

Post-Effective Amendment No. 19
 to the Registration Statement
on Form N-1A
(Securities Act File No. 33-22462,
Investment Company Act File No. 811-5576)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under
 the Securities Act of 1933,
as amended
18:    (the ''1933 Act''), Merrill Lynch
 Global Allocation Fund, Inc.
	hereby certifies that:

(1) the form of Prospectus
and Statement of Additional
 Information that would have
been filed pursuant to
Rule 497(c) under the 1933 Act
would not have differed
from that contained in Post-Effective
Amendment No. 19 to the Fund's Registration
Statement on Form N-1A; and

(2) the text of Post-Effective
Amendment No. 19 to the Fund's
Registration Statement
on Form N-1A was filed
electronically with the
Securities and Exchange Commission
on February 20, 2003.

Very truly yours,

Merrill Lynch Global Allocation Fund, Inc.



/s/ Susan B. Baker

Susan B. Baker
Secretary of Fund